Related party transactions - Key management compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Basic salaries and bonus	¥ 13,545	¥ 15,609
Share based compensation	7,514	27,528
Pension costs - defined contribution plans	273	319
Compensation paid or payable to key management for employee services	¥ 21,332	¥ 43,456